Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Condensed Statements of Income	Summary Statements of Income

	Years Ended December. 31,
	2014	2013
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$348	353

Net income	$348	353

Summary of Balance Sheets

Summary Balance Sheets

	December. 31, 2014	December. 31, 2013
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary of Statement of Stockholder's Equity

Summary Statements of Stockholder’s Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder’s Equity
Beginning balances, January 1, 2014	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	0	348
Dividends:
Trust preferred securities	—	—	0	(337)
Common dividends paid to HopFed Bancorp, Inc.	—	—	0	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2014	$10,000	310	—	10,310

HopFed [Member]
Summary of Condensed Statements of Income

Condensed Statements of Income:

	2014	2013	2012
Interest and dividend income:
Dividend income from subsidiary Bank	$2,600	5,500	6,000
Income on agency securities	—	—	56

Total interest and dividend income	2,600	5,500	6,056

Interest expense	737	733	745
Non-interest expenses	546	684	584

Total expenses	1,283	1,417	1,329

Income (loss) before income taxes and equity in undistributed earnings of subsidiary	1,317	4,083	4,727
Income tax benefits	(459)	(496)	(367)

Income (loss) before equity in undistributed earnings of subsidiary	1,776	4,579	5,094
Equity in (distribution in excess of) earnings of subsidiary	423	(817)	(1,025)

Net income	2,199	3,762	4,069
Preferred stock dividend and warrant accretion	—	—	(1,229)

Income available to common shareholders	$2,199	3,762	2,840